Organization and Principal Activities - Schedule of Property and Equipment Estimated Useful Lives (Details)	Jun. 30, 2025
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life, description	Shorter of useful life or lease term